Description of Business, Recent Developments, and Going Concern (Details)			3 Months Ended
		May 13, 2023 USD ($)	Mar. 31, 2023 USD ($) segment facility Installment	Mar. 31, 2022 USD ($)	May 14, 2023 USD ($)	Dec. 31, 2022 USD ($)	May 22, 2020
OPERATING SEGMENT INFORMATION
Number of reportable segments | segment			2
Net income			$ (168,000,000)	$ (2,000,000)
Net cash used in operating activities from continuing operations			(120,000,000)	$ (86,000,000)
Accumulated deficit			(818,000,000)			$ (648,000,000)
Working capital deficit			(496,000,000)
Total Liquidity			147,000,000
Cash and cash equivalents	[1]		104,000,000			$ 114,000,000
Carbon credits emission allowance sold			44,000,000
Disposed of by Sale | Iron Oxide Business
OPERATING SEGMENT INFORMATION
Proceeds from sale of business/assets			127,000,000
Gain on sale of business			12,000,000
Subsequent Event
OPERATING SEGMENT INFORMATION
Plan effective date, number of Days after Chapter 11 filing		65 days
Cash (less than)					$ 30,000,000
ABL Facility
OPERATING SEGMENT INFORMATION
Maximum borrowing capacity commitment			330,000,000
Current available capacity			43,000,000
Amount unavailable due to amendment			$ 40,000,000
Senior Secured Notes
OPERATING SEGMENT INFORMATION
Interest rate (as a percent)							9.50%
Forecast | Line of Credit | Line Of Credit, Interim DIP Order Facility | Debtor In Possession Credit Agreement
OPERATING SEGMENT INFORMATION
Maximum borrowing capacity commitment		$ 100,000,000
Forecast | Line of Credit | Line Of Credit, Final DIP Order Facility | Debtor In Possession Credit Agreement
OPERATING SEGMENT INFORMATION
Maximum borrowing capacity commitment		$ 175,000,000
Titanium Dioxide
OPERATING SEGMENT INFORMATION
Number of manufacturing and processing facilities | Installment			7
Performance Additives
OPERATING SEGMENT INFORMATION
Number of manufacturing and processing facilities | facility			5

[1]	At March 31, 2023 and December 31, 2022, the following amounts from consolidated variable interest entities are included in the respective balance sheet captions above: $4 and $6 of cash and cash equivalents; $8 and $9 of accounts receivable, net; $9 and $6 of inventories; $3 each of property, plant and equipment, net; $2 each of operating lease right of use assets; $2 each of intangible assets, net; $7 and $3 of accounts payable; $1 and $4 of accrued liabilities. See "Note 5. Variable Interest Entities."